Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Restatement [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. During the quarter ended September 30,
2021, the Company determined that at the closing of the Company’s Initial Public Offering (including the sale of the shares issued pursuant to the exercise of the underwriters’ overallotment) it had improperly classified its Class A common stock subject to possible redemption at the closing of the Company’s Initial Public Offering and the closing of the sale of shares pursuant to the exercise of the underwriters’ overallotment, it had improperly classified certain of its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $
10.00 per Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also revised its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s
Form 8-K
filed with the SEC on March 16, 2021 (the
“Post-IPO
Balance Sheet”),
Form 10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet and Affected Quarterly Periods should be restated to present all Class A common stock subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables.

Balance Sheet as of March 9, 2021 (audited)	As Previously Reported	Adjustment	As Restated

Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$6,977,293	$(6,977,293)	$—
Accumulated deficit	$(1,978,231)	$(24,102,596)	$(26,080,827)
Total shareholders’ equity (deficit)	$5,000,007	$(31,080,200)	$(26,080,193)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$223,013,600	$30,752,380	$253,765,980
Class A common stock	$308	$(308)	$—
Additional paid-in capital	$6,649,473	$(6,649,473)	$—
Accumulated deficit	$(1,650,406)	$(24,102,599)	$(25,753,005)
Total shareholders’ equity (deficit)	$5,000,009	$(30,752,380)	$(25,752,371)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$219,534,940	$34,231,040	$253,765,980
Class A common stock	$343	$(343)	$—
Additional paid-in capital	$10,128,098	$(10,128,098)	$—
Accumulated deficit	$(5,129,070)	$(24,102,599)	$(29,231,669)
Total shareholders’ equity (deficit)	$5,000,005	$(34,231,040)	$(29,231,035)

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$327,820	$(327,820)	$—

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$(3,150,840)	$3,150,840	$—

Statement of Operations for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(17,513,427)	7,863,171
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding of Class B common stock non-redeemable shares	5,851,019	80,357	5,931,376
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.28)	$0.16	$(0.12)

Statement of Operations for the three months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	—	25,376,598
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,344,150	—	6,344,150
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.55)	$0.44	$(0.11)

Statement of Operations for The Period from January 14, 2021 (Inception) Through June 30, 2021
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(7,675,638)	17,700,960
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.22)	$(0.22)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,129,745	(3,116)	6,126,629
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.84)	$0.62	$(0.22)